Structural Interest Rate Sensitivity Measures (Details) - CAD ($) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2023	Oct. 31, 2022
100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	$ (1,610)	$ (1,682)	$ (1,496)
NII Sensitivity	1,135	785	1,213
100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity	1,056	1,106	1,102
NII Sensitivity	$ (1,216)	(910)	$ (1,381)
Canada [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		(215)
NII Sensitivity		433
Canada [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		70
NII Sensitivity		(475)
United States [member] | 100 bps increase [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		(1,467)
NII Sensitivity		352
United States [member] | 100 bps decrease [member]
Structural Interest Rate Sensitivity Measures [Line Items]
EVE Sensitivity		1,036
NII Sensitivity		$ (435)